INVENTORY (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Inventory [Line Items]
Inventory	$ 146,398	$ 101,009
Computers
Inventory [Line Items]
Inventory	14,478	18,154
Monitors
Inventory [Line Items]
Inventory	38,013	44,131
Printers
Inventory [Line Items]
Inventory	2,860	979
Charging stations
Inventory [Line Items]
Inventory	17,040
Parts and enclosures
Inventory [Line Items]
Inventory	31,433	2,594
General
Inventory [Line Items]
Inventory	$ 42,574	$ 35,151